OTHER EQUITY INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Disclosure of Other Equity Instruments [text block]

NOTE 43: OTHER EQUITY INSTRUMENTS

	2018 £m	2017 £m	2016 £m
At 1 January	5,355	5,355	5,355
Issued in the year:
US dollar notes ($1,500 million nominal)	1,136	–	–
At 31 December	6,491	5,355	5,355

During the year ended 31 December 2018 the Group issued £1,136 million (US$1,500 million) of Additional Tier 1 (AT1) securities; issue costs of £5 million, net of tax, have been charged to retained profits.

The AT1 securities are Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities with no fixed maturity or redemption date.

The principal terms of the AT1 securities are described below:

–	The securities rank behind the claims against Lloyds Banking Group plc of (a) unsubordinated creditors, (b) claims which are, or are expressed to be, subordinated to the claims of unsubordinated creditors of Lloyds Banking Group plc but not further or otherwise or (c) whose claims are, or are expressed to be, junior to the claims of other creditors of Lloyds Banking Group, whether subordinated or unsubordinated, other than those whose claims rank, or are expressed to rank, pari passu with, or junior to, the claims of the holders of the AT1 Securities in a winding-up occurring prior to the Conversion Trigger.

–	The securities bear a fixed rate of interest until the first call date. After the initial call date, in the event that they are not redeemed, the AT1 securities will bear interest at rates fixed periodically in advance for five year periods based on market rates.

–	Interest on the securities will be due and payable only at the sole discretion of Lloyds Banking Group plc, and Lloyds Banking Group plc may at any time elect to cancel any Interest Payment (or any part thereof) which would otherwise be payable on any Interest Payment Date. There are also certain restrictions on the payment of interest as specified in the terms.

–	The securities are undated and are repayable, at the option of Lloyds Banking Group plc, in whole at the first call date, or on any fifth anniversary after the first call date. In addition, the AT1 securities are repayable, at the option of Lloyds Banking Group plc, in whole for certain regulatory or tax reasons. Any repayments require the prior consent of the PRA.

–	The securities convert into ordinary shares of Lloyds Banking Group plc, at a pre-determined price, should the fully loaded Common Equity Tier 1 ratio of the Group fall below 7.0 per cent.